Segment Financial Information - Additional Information (Detail) - segment	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [abstract]
Number of business segments	7	7	7